Condensed Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	[1]	$ (835,145,000)	$ (401,905,000)	$ (33,077,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		263,000	424,000	343,000
Claims amortization expense		476,492,000	266,929,000	164,000
Paid in kind interest	[1]	289,132,000	145,321,000	27,023,000
Allowance for credit losses		5,000,000
Change in fair value of warrant liability		(4,785,000)	2,870,000
Gain on sale of intangibles		(4,599,000)
Gain on debt extinguishment			(63,367,000)
Mark- to-market gain on liability payable in stock		(4,431,000)
Professional fees settled in shares		2,745,000
Change in fair value of derivatives		181,000	9,613,000
Non-cash lease expense		2,000
Share based compensation		830,000	20,055,000
Deferred income taxes			(531,000)
PPP loan forgiveness				(1,043,000)
Realized gain on equity securities				(201,000)
Change in operating assets and liabilities:
Accounts receivable		542,000	(6,195,000)
Prepaid expenses and other assets		18,999,000	(27,604,000)	1,000
Affiliate receivable	[1]	1,238,000	1,645,000	801,000
Affiliate payable	[1]		(25,430,000)	6,225,000
Accounts payable, commission payable and accrued liabilities		13,513,000	(2,210,000)	2,013,000
Deferred service fee income			(249,000)
Net cash (used in) provided by operating activities		(40,023,000)	(80,634,000)	2,249,000
Cash flows from investing activities:
Purchases of property and equipment		(1,742,000)	(2,984,000)	(481,000)
Purchases of intangible assets		(700,000)	(2,700,000)	(150,000)
Proceeds from sale of intangible assets		10,000,000
Proceeds from sale of equity securities				4,450,000
Purchases of equity securities				(4,056,000)
Purchase of securities to cover short position				(1,770,000)
Net cash provided by (used in) investing activities		7,558,000	(5,684,000)	(2,007,000)
Cash flows from financing activities:
Proceeds from debt financing		39,000,000
Deferred financing costs		(250,000)
Debt issuance costs		(708,000)
Proceeds from related party loan	[1]	4,950,000	125,759,000
Release of temporary equity		(11,420,000)
Repayment of the Claims financing obligation		(2,555,000)
Proceeds from Business Combination			12,009,000
Transaction costs incurred for the Business Combination			(49,638,000)	(7,973,000)
Issuance of common stock			9,188,000
Issuance of temporary equity			2,417,000
Contributions from members				227,000
Distributions to members				(2,711,000)
Net cash provided by (used in) financing activities		29,017,000	99,735,000	(10,457,000)
(Decrease) increase in cash and restricted cash		(3,448,000)	13,417,000	(10,215,000)
Cash and restricted cash at beginning of year		15,081,000	1,664,000	11,879,000
Cash and restricted cash at end of period		11,633,000	15,081,000	1,664,000
Supplemental disclosure of non-cash investing and financing activities:
Sale of intangible assets		30,897,000
Purchase of intangible asset financed by note payable		250,000,000		83,805,000
Release of temporary equity		1,807,000
Original issue discount		20,167,000
Purchase of intangible asset through issuance of Class A common stock		833,000	10,963,000
Purchase of intangible asset in accrued expenses			51,167,000
Payment of professional fees through issuance of Class A common stock		4,745,000	1,618,000
Transaction costs incurred included in accounts payable			$ 29,681,000
Non-cash lease liabilities arising from obtaining right-of-use assets		376,000
Payment of Cano Health payment in shares		61,690,000
Warrant conversions on a cashless basis		258,000
Cash paid during the period for:
Interest		$ 37,000		$ 23,000

[1]	Balances include related party transactions. See Note 15, Related Party Transactions, for further details.